NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
NATURE OF OPERATIONS

1           NATURE OF OPERATIONS

Aura Minerals Inc. (“Aura Minerals”, “Aura”, or the “Company”) is a mid-tier gold and copper production company focused on the operation and development of gold and base metal projects in the Americas.

Aura Minerals Inc. is a public company incorporated under the BVI Business Companies Act, 2004 (British Virgin Islands). The Company’s common shares are listed on the Nasdaq Global Select Market under the ticker symbol “AUGO” and its Brazilian Depositary Receipts (“BDRs”), with three BDRs representing one common share, are listed on the B3 – Brasil, Bolsa Balcão under the ticker symbol “AURA33”, now backed by common shares traded on Nasdaq following the approval issued by the Brazilian Securities Commission (CVM) on August 29, 2025, which authorized the migration of the reference exchange of the underlying shares from the Toronto Stock Exchange (“TSX”) to Nasdaq. On September 8, 2025, the Company announced that its voluntary delisting from the TSX had been approved by its board of directors and the TSX, with effectiveness as of the close of trading on September 25, 2025. Following the delisting, the Company continues to maintain trading of its common shares and BDRs on Nasdaq and B3 respectively.

Aura’s ultimate controlling party is Northwestern Enterprises Ltd (“Northwestern”), a company beneficially owned by the Chairman of the board of directors of Aura (the “Board”).

These consolidated financial statements (the “financial statements”) were approved by the Board of Directors on March 31, 2026.